Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION

33. SUPPLEMENTAL CASH FLOW INFORMATION

Cash and cash equivalents were comprised of the following:

As at December 31,	2023	2022	2021
Cash	$1,423,902	$1,669,257	$1,368,559
Short-term investments(1)	245,187	8,535	81,034
Cash and cash equivalents	$1,669,089	$1,677,792	$1,449,593

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(1)      Consisted of short-term investments with an original maturity of three months or less or which are available on demand with no penalty for early redemption.

Income taxes paid, net of income taxes received was comprised of the following:

For the years ended December 31,	2023	2022	2021
Income taxes paid	$(67,342)	$(98,787)	$(94,290)
Income taxes received	501	644	48
	$(66,841)	$(98,143)	$(94,242)

Interest paid, net of interest received was comprised of the following:

For the years ended December 31,	2023	2022	2021
Interest paid	$(271,925)	$(184,776)	$(158,806)
Interest received	62,664	21,663	4,373
	$(209,261)	$(163,113)	$(154,433)

The reconciliation of the liabilities arising from financing activities were as follows:

	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2023	$3,850,081	$25,124	$34,106
Cash outflows	(344,014)	(6,385)	(2,171)
Amortization of deferred financing costs, prepayment options and loss on repayment	1,028	—	—
Gain on repurchase of debt	(230,080)	—	—
Non-cash additions	—	—	1,473
Interest paid	—	—	(1,523)
Interest accrued	—	—	1,523
Non-cash disposals	—	—	—
Impact of foreign exchange	(79,996)	(468)	(69)
Balance as at December 31, 2023	$3,197,019	$18,271	$33,339
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2022	$3,792,597	$30,344	$35,678
Cash outflows	(97,234)	(6,667)	(2,498)
Amortization of deferred financing costs, prepayment options and loss on repayment	842	—	—
Gain on repurchase of debt	(106,916)	—	—
Non-cash additions	—	—	376
Interest paid	—	—	(1,611)
Interest accrued	—	—	1,611
Non-cash disposals	—	—	(558)
Impact of foreign exchange	260,792	1,447	1,108
Balance as at December 31, 2022	$3,850,081	$25,124	$34,106
	Indebtedness	Satellite performance incentive payments	Lease liabilities
Balance as at January 1, 2021	$3,187,152	$37,574	$29,051
Cash outflows	—	(6,914)	(2,178)
Cash inflows	619,900	—	—
Debt issue costs	(6,834)	—	—
Prepayment option at inception – 2026 Senior Secured Notes	1,896	—	—
Amortization of deferred financing costs, prepayment options and loss on repayment	558	—	—
Non-cash additions	—	—	10,074
Interest paid	—	—	(1,499)
Interest accrued	—	—	1,499
Non-cash disposals	—	—	(939)
Impact of foreign exchange	(10,075)	(316)	(330)
Balance as at December 31, 2021	$3,792,597	$30,344	$35,678

The net change in operating assets and liabilities was comprised of the following:

For the years ended December 31,	2023	2022	2021
Trade and other receivables	$(24,431)	$2,298	$(55,426)
Financial assets	3,437	4,946	3,206
Other assets	(7,322)	(6,395)	(21,017)
Trade and other payables	(4,085)	(7,068)	14,071
Financial liabilities	(639)	(2,028)	4,210
Other liabilities	(6,172)	1,503	(3,669)
	$(39,212)	$(6,744)	$(58,625)

Non-cash investing activities were comprised of:

For the years ended December 31,	2023	2022	2021
Satellite, property and other equipment	$(5,921)	$3,187	$10,406
Intangible assets	$3,204	$—	$—
C-band clearing proceeds	$—	$—	$(64,289)